Equity (Details 1) - $ / shares	1 Months Ended	6 Months Ended
	Mar. 28, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	70.12%	77.40%
Risk-free interest rate (%)	2.18%	1.72%
Expected life of share options (years)	3 years	2 years 9 months
Warrants fair value	$ 1.41	$ 1.01
ADS options [Member]
Statement Line Items [Line Items]
Dividend yield (%)		0.00%
Expected volatility (%)		76.00%
Risk-free interest rate (%)		2.61%
Expected life of share options (years)		10 years